Share-Based Payments	12 Months Ended
Dec. 31, 2017
Share-based Payments
Share-based payments

Note 18 – Share-based payments

A.	During 2015, the Company’s board of directors approved the grant of 609,888 non-tradable share options to an external consultant of the Company. The share options are exercisable into 609,888 Ordinary Shares. 50,824 of the share options were exercisable immediately and the remaining 559,064 share options will vest in 11 equal quarterly batches over a period of 33 months, starting 3 months from the grant date. Each stock option is exercisable during a period of three years from the vesting date, based on the amount of the financial benefit inherent in it on the exercise date (based on a cashless exercise mechanism). The exercise price of the first 304,944 Ordinary Shares is NIS 2 for each share option, and the exercise price of the remaining 304,944 Ordinary Shares is NIS 3 for each share option. The options include a cashless exercise mechanism.

On August 20, 2015, the Company’s board of directors approved the grant of 75,252 non-tradable share options to fundraising finders. The share options are exercisable into 75,252 Ordinary Shares during a period of 24 months, in consideration for an exercise price of NIS 9 for each share.

On November 5, 2015, the Company granted to employees of the Company (including the Company’s CFO), 1,512,500 share options (non-tradable), which are exercisable into 1,512,500 Ordinary Shares. One third of the share options would vest on year after the commencement of employment, and the remaining would vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price of NIS 1.65 for each share option. The options include a cashless exercise mechanism.

On December 6, 2015, the Company issued non-tradable options to purchase 50,000 Ordinary Shares to a service provider at an exercise price of NIS 9.00 per share. The options were exercisable immediately. Such options will expire 24 months from the date of issuance.

On December 6, 2015, the Company issued non-tradable options to purchase 100,000 Ordinary Shares to an advisor at an exercise price of NIS 9.00 per share. Such options vest quarterly over two years and expire 48 months from the date of issuance. The options include a cashless exercise mechanism.

On December 13, 2015, the Company granted to employees of the Company 452,500 non-tradable share options, which are exercisable into 452,500 Ordinary Shares. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price of NIS 1.65 for each share option. The options include a cashless exercise mechanism.

On November 16, 2016, the Company granted to employees of the Company 976,500 share options (non-tradable), which are exercisable into 976,500 Ordinary Shares. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price of NIS 1.65 for each share option. The options include a cashless exercise mechanism.

On November 29, 2016, the Company issued non-tradable options to purchase 200,000 Ordinary Shares to four advisors (divided equally among them) at an exercise price of NIS 7.50 per share. Such options vest quarterly over one year and expire 3 years from the grant date.

On January 17, 2017, the Company issued 75,000 restricted Ordinary Shares (15,000 ADSs) and non-tradable options to purchase 75,000 Ordinary Shares (15,000 ADSs), to a service provider at an exercise price of USD 10.00 per ADS. The options are exercisable immediately and will expire 18 months from the grant date. The options include a cashless exercise mechanism.

On March 21, 2017, the Company issued 25,000 restricted Ordinary Shares (5,000 ADSs) to a service provider.

On May 10, 2017, the Company issued 25,000 restricted Ordinary Shares (5,000 ADSs) to a service provider.

On May 24, 2017, the Company granted to employees of the Company 1,107,334 share options (non-tradable), which are exercisable into 1,107,334 Ordinary Shares. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price of NIS 1.65 for each share option. The options include a cashless exercise mechanism.

On November 20, 2017, the Company granted to employees and officer of the Company 710,000 share options (non-tradable), which are exercisable into 710,000 Ordinary Shares. For 460,000 options- One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. For the remaining 250,000 options- the options will vest on a quarterly basis over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. The exercise price for 460,000 options is NIS 3.43 for each share option, and for the remaining 250,000 options- the exercise price is NIS 5.50 for each share option. The options include a cashless exercise mechanism.

B.	On February 16, 2015, the general meeting of the Company’s shareholders approved a grant of 370,878 non-tradable share options to the chairman of the board, which are exercisable into 370,878 Ordinary Shares, subject to a vesting period of 2 years and for an expiration period of 5 years from the grant date, with an exercise price of NIS 1.75 per share. The options include a cashless exercise mechanism.

On July 20, 2015, the general meeting of the Company’s shareholders approved a grant of 1,600,000 share options (non-tradable) to the four controlling shareholders (divided equally among them), which are exercisable into 1,600,000 Ordinary Shares. Additionally, the general meeting of the Company’s shareholders approved a grant of 760,000 share options (non-tradable) to four directors of the Company (of which 400,000 share options are granted to the chairman of the board), which are exercisable into 760,000 Ordinary Shares. The share options granted to the four controlling shareholders of the Company, the chairman of the board of directors and the three additional directors of the Company will vest in 12 equal quarterly batches over a period of three years, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of NIS 5.5 for each share. The options include a cashless exercise mechanism.

On October 21, 2015, the general meeting of the Company’s shareholders approved a grant of 360,000 non-tradable share options for each of the two external directors and the independent director, which are exercisable into 360,000 Ordinary Shares. The share options will vest in 12 equal quarterly batches over a period of 3 years, and be exercisable during a period of 5 years from the grant date, in consideration for an exercise price of NIS 5.5 for each share option. The options include a cashless exercise mechanism.

On December 31, 2015, the general meeting of the Company’s shareholders approved a grant of 250,000 share options (non-tradable) to a director, which are exercisable into 250,000 Ordinary Shares. The share options will vest in 12 equal quarterly batches over a period of three years, starting from January 1, 2016, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of NIS 9 for each share option. The options include a cashless exercise mechanism.

On April 19, 2017, the general meeting of the Company’s shareholders approved a grant of 275,000 share options (non-tradable) to a director, which are exercisable into 275,000 Ordinary Shares. The share options will vest in 12 equal quarterly batches over a period of three years, starting from April 20, 2017, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of NIS 6.5 for each share option. The options include a cashless exercise mechanism.

C.	On April 2, 2015, the Company’s board of directors approved a grant of 559,097 non-tradable share options to Yissum- see Note 11.A.

D.	The fair value of share options is measured using the Black-Scholes formula or Binomial pricing model. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of a sample of companies’ shares which are similar in characteristics and operations to the Group, over the expected term of the options), expected term of the options (based on general option holder behavior), expected dividends, and the risk-free interest rate (based on government debentures).

The following is the data used in determining the fair value of the share options:

	18.A- Consultants and Employees	18.B- Directors	18.C- Yissum
Number of share options granted	5,743,722	3,245,000	559,097
Fair value in the grant date (thousand NIS)	16,284	10,786	2,833
Range of share price (NIS)	1.82 – 6.99	4.68 – 7.24	7.03
Range of exercise price (NIS)	1.65 - 9	5.50 – 6.75	2.7
Range of expected share price volatility	40.3%-58.53%	53.75%-61.27%	57.26%
Range of estimated life (years)	1.5 – 9.01	4 – 5	5
Range of weighted average of risk-free interest rate	0.59%-1.72%	0.88%-1.32%	1.15%
Expected dividend yield	-	-	-
Outstanding as of December 31, 2017	4,609,634	3,145,001	223,697
Exercisable as of December 31, 2017	2,345,351	2,176,672	223,697

E.	The number of share options granted to employees and consultants, and included in Note 18.A are as follows:

	2016	2017
Outstanding at January 1	3,071,018	3,799,892
Granted during the year	1,176,500	1,892,334
Exercised during the year (*)	(378,459)	(348,314)
Forfeited during the year	(69,167)	(734,278)
Outstanding at December 31	3,799,892	4,609,634
Exercisable as of December 31	1,521,687	2,345,351

The number of share options granted to directors and included in Note 18.B are as follows:

	2016	2017
Outstanding at January 1	3,090,878	3,340,878
Granted during the year	250,000	275,000
Exercised during the year	-	(370,878)
Forfeited during the year	-	(99,999)
Outstanding at December 31	3,340,878	3,145,001
Exercisable as of December 31	1,557,556	2,176,672

The number of share options granted to Yissum and included in Note 18.C are as follows:

	2016	2017
Outstanding at January 1	559,097	223,697
Granted during the year	-	-
Exercised during the year	(335,400)	-
Outstanding at December 31	223,697	223,697
Exercisable as of December 31	223,697	223,697

(*)	The weighted average exercise price at the date of exercise for share options exercised in 2017 was NIS 1.84 (in 2016 and 2015: NIS 1.65).

F.

The share based payments expenses in 2017 were NIS 6,316,000 (in 2016: NIS 7,785,000).

Expenses for share based payments in 2016 include expenses in an amount of approximately NIS 1,824,000 that were capitalized to an intangible asset - see note 2.M.

Expenses for share based payments in 2017 include expenses in an amount of approximately NIS 52,000 that were capitalized to property, plant and equipment and expenses in an amount of approximately NIS 71,000 that were capitalized to inventory.